Share-based compensation (Share Options - Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 10, 2017 shares	Oct. 31, 2017 shares	Dec. 31, 2009 shares	Dec. 31, 2008 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) installment shares	Dec. 31, 2019 CNY (¥) installment shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Mar. 31, 2018 shares	Sep. 16, 2011 shares
Share-based compensation [Line Items]
Shares authorized for issuance											43,000,000
Share-based Compensation						$ 136,193	¥ 948,148	¥ 648,025	¥ 257,661
General and administrative expenses
Share-based compensation [Line Items]
Share-based Compensation						$ 50,056	348,479	342,790	88,137
common Stock
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥							¥ 9,060	¥ 5,227	¥ 28,226
Stock Transferred During Period Shares Issued For Services		1,551,495						367,870
Employees [Member] | Huya Member [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						2,908,370	2,908,370	4,183,685	0
Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Number of vesting installments | installment						2	2
Non-employee [Member] | Huya Member [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						0	0	10,000
Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number									154,535
Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Awards granted (in shares)						0	0	6,138,353
Allocated Share-based Compensation Expense | ¥							¥ 102,970	¥ 151,242	¥ 19,473
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost | ¥							¥ 1,869
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						257,750	257,750	75,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥					¥ 74,614		¥ 74,614
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						10 months 28 days	10 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Huya 2017 Share Incentive Plan [Member] | Maximum
Share-based compensation [Line Items]
Shares authorized for issuance	17,647,058									28,394,117
Huya 2017 Share Incentive Plan [Member] | General and administrative expenses
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥							¥ 6,746	¥ 20,980	¥ 0
Share Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number					438,100		438,100
2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Awards granted (in shares)						438,100	438,100	10,934,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						1,065,000	1,065,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number					2,134,100		2,134,100
2011 Incentive Scheme [Member] | Employees [Member]
Share-based compensation [Line Items]
Vesting percentage remaining						50.00%	50.00%
2011 Incentive Scheme [Member] | Employees [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months
Share-based compensation [Line Items]
Number of vesting installments | installment						3	3
Vesting period						36 months	36 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Vesting percentage						50.00%	50.00%
Vesting period						24 months	24 months
Secondary vesting period						24 months	24 months
2011 Incentive Scheme [Member] | Employees [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Number of vesting installments | installment						1	1
Vesting percentage remaining						50.00%	50.00%
Vesting percentage						50.00%	50.00%
Vesting period						24 months	24 months
Secondary vesting period						12 months	12 months
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)			8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)				3,832,290
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months
Share-based compensation [Line Items]
Number of vesting installments | installment						2	2
Vesting percentage remaining						50.00%	50.00%
Vesting percentage						50.00%	50.00%
Vesting period						24 months	24 months
Secondary vesting period						24 months	24 months
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Number of vesting installments | installment						4	4
Vesting period						48 months	48 months
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Number of vesting installments | installment						4	4
Vesting period						24 months	24 months
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)						0	0	5,918,353	11,737,705
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)						0	0	220,000
Share options [Member] | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense | ¥							¥ 88,330
Restricted shares | Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥					¥ 412,186		¥ 412,186
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 1 month 28 days	1 year 1 month 28 days
Share-based Compensation | ¥							¥ 176,778	¥ 69,620	¥ 0
Restricted Stock Expense Of Non Employees | ¥							¥ 0	¥ 1,076	¥ 0
Restricted shares | Huya 2017 Share Incentive Plan [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months
Share-based compensation [Line Items]
Number of vesting installments | installment						2	2
Vesting percentage remaining						50.00%	50.00%
Vesting percentage						50.00%	50.00%
Vesting period						24 months	24 months
Secondary vesting period						24 months	24 months
Restricted shares | Huya 2017 Share Incentive Plan [Member] | Vested in four equal installments over the following 48 months
Share-based compensation [Line Items]
Number of vesting installments | installment						4	4
Vesting period						48 months	48 months
Restricted shares | Huya 2017 Share Incentive Plan [Member] | Vested after 6 months of the grant date in three equal installments over the following 36 months
Share-based compensation [Line Items]
Number of vesting installments | installment						3	3
Vesting percentage remaining						75.00%	75.00%
Vesting percentage						25.00%	25.00%
Vesting period						6 months	6 months
Restricted shares | Huya 2017 Share Incentive Plan [Member] | Vested in three equal installments over the following 36 months
Share-based compensation [Line Items]
Secondary vesting period						36 months	36 months
Restricted shares | 2011 Incentive Scheme [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					16,041,327
Restricted shares | 2011 Incentive Scheme [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						0	0